Operations - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 05, 2023
Disclosure of joint operations [abstract]
Increase (decrease) in cash and cash equivalents	R$ 2,405,451	R$ (8,984)	R$ (1,416,935)
Amount of loan, financing and lease payments	3,591,763
Amount of property, plant and equipment acquisitions and intangible assets	1,451,057
Cash flows from (used in) operating activities	2,437,315	(310,616)	976,230
Proceeds	200,000	3,071,274	1,936,223
Proceeds from property and equipment and from sales and leaseback	840,005
Loss for the year	722,367	4,213,208	10,834,709
Profit (loss) from operating activities	1,429,555	54,795	(1,399,081)
Value of operating result	1,374,760
Nonoperating income expense	2,151,922	R$ 4,262,825	R$ 8,964,299
Suppliers	(902,363)
Factoring	R$ 749,658
Commercial contracts with lessors				90.00%